U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 24F-2
                         Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2

1.	Name and address of issuer:

			Hotchkis and Wiley Funds
			725 South Figueroa Street
			39th Floor
			Los Angeles, CA  90017

2.	The name of each series or class of securities for which this
      Form is filed (If the Form is being filed for all series
      and classes of securities of the issuer, check the box but do not
      list series or classes):     		[X ]

3.	Investment Company Act File Number:       811-10487

	Securities Act File Number:			333-68740

4(a).	Last day of fiscal year for which this Form is filed:

					June 30, 2003

4(b).	[  ] Check box if this Form is being filed late (i.e., more
      than 90 calendar days after the end of the issuer's fiscal
      year).  (See Instruction A.2.)		N/A

	Note:  If the Form is being filed
      late, interest must be paid on the
      registration fee due.

4(c).	[  ] Check box if this is the last time the issuer will be
      filing this Form.		N/A

5.	Calculation of registration fee:

	(i)  	Aggregate sale price of
            securities sold during the
            fiscal year pursuant to
            section 24(f):
                                                            $390,559,034
	(ii)	Aggregate price of securities
            redeemed or repurchased
            during the fiscal year:
                                                            $114,795,372

	(iii)	Aggregate price of securities
            redeemed or repurchased
            during any prior fiscal year
            ending no earlier than
            October 11, 1995 that were
            not previously used to reduce
            registration fees payable
            to the Commission:
                                                             $          0
	(iv)	Total available redemption
            credits [add Items 5(ii)
            and 5(iii)]:
		                                                 $114,795,372
	(v)	Net sales - if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:
	                                                       $275,763,662
	(vi)	Redemption credits available
            for use in future years
		- if Item 5(i) is less than
            Item 5(iv) [Subtract Item
            5(iv) from Item 5(i)]:
		                                                 $          0
	(vii)	Multiplier for determining
            registration fee (See
            Instruction C.9):
                                                          X     0.0000809
	(viii)Registration fee due
            [Multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee
            is due):
	                                                   =    $  23,309.28

6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of
      shares or other units) deducted here:    .  If there is a
      number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the
      issuer in future fiscal years, then state that number here:   .


7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
	                                                 	+	$

8.	Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:
	                                            	=	$   23,309.29

9.	Date the registration fee and any interest payment was sent to
      the Commission's lockbox depository:	N/A

		Method of Delivery:

		[X ]	Wire Transfer

		[  ]	Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *	 /s/ Nancy D. Celick
					Nancy D. Celick, President


Date 	September 16, 2003

	*Please print the name and title of the signing officer below the signature.